SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Segment Information

NOTE 16. SEGMENT INFORMATION

We have six separately managed reportable segments, as follows:

  SDG&E provides electric service to San Diego and southern Orange counties and natural gas service to San Diego County.

  SoCalGas is a natural gas distribution utility, serving customers throughout most of Southern California and part of central California.

  Sempra South American Utilities operates electric transmission and distribution utilities in Chile and Peru, and owns interests in utilities in Argentina. We are currently pursuing the sale of our interests in the Argentine utilities, which we discuss further in Note 4 above.

  Sempra Mexico owns and operates, or holds interests in, natural gas transmission pipelines and propane systems, a natural gas distribution utility, electric generation facilities and a terminal for the import of LNG and sale of natural gas in Mexico.

  Sempra Renewables develops, owns and operates, or holds interests in, wind and solar energy projects in Arizona, California, Colorado, Hawaii, Indiana, Kansas, Nevada and Pennsylvania to serve wholesale electricity markets in the United States.
  Sempra Natural Gas develops, owns and operates, or holds interests in, a natural gas-fired electric generation plant, natural gas pipelines and storage facilities, a natural gas distribution utility and a terminal for the import and export of LNG and sale of natural gas, all within the United States.

Sempra South American Utilities and Sempra Mexico comprise our Sempra International operating unit. Sempra Renewables and Sempra Natural Gas comprise our Sempra U.S. Gas & Power operating unit.

We evaluate each segment's performance based on its contribution to Sempra Energy's reported earnings. The California Utilities operate in essentially separate service territories, under separate regulatory frameworks and rate structures set by the CPUC. The California Utilities' operations are based on rates set by the CPUC and the FERC. We describe the accounting policies of all of our segments in Note 1.

Sempra Natural Gas' sales to the DWR, under a 10-year contract that expired September 30, 2011, comprised 6 percent of our revenues in 2011, 8 percent in 2010 and 9 percent in 2009.

Prior to 2011, our Sempra Commodities segment contained our investment in RBS Sempra Commodities LLP (RBS Sempra Commodities), which held commodities-marketing businesses previously owned by us.  Our investment in the partnership is reported on the equity method. We and RBS, our partner in the joint venture, sold substantially all of the partnership's businesses and assets in four separate transactions completed in July, November and December of 2010 and February of 2011. We discuss these transactions and other matters concerning the partnership in Note 4.

The activity in the partnership no longer meets the quantitative thresholds that require Sempra Commodities to be reported as a reportable segment under applicable GAAP, and we do not consider the remaining wind-down activities of the partnership to be of continuing significance. As a result, effective January 1, 2011, we are reporting the former Sempra Commodities segment in “All other” in the following tables and have restated prior year information to be consistent with this treatment.

The following tables show selected information by segment from our Consolidated Statements of Operations and Consolidated Balance Sheets. We provide information about our equity method investments by segment in Note 4. Amounts labeled as “All other” in the following tables consist primarily of parent organizations and the former commodities-marketing businesses.

SEGMENT INFORMATION
(Dollars in millions)
	Years ended December 31,
	2011			2010			2009
REVENUES
SDG&E		$3,373	34%		$3,049	34%	$2,916	36%
SoCalGas		3,816	38		3,822	43	3,355	41
Sempra South American Utilities		1,080	11		1	―	1	―
Sempra Mexico		734	7		825	9	752	9
Sempra Renewables		22	―		9	―	4	―
Sempra Natural Gas		1,632	16		2,009	22	1,594	20
Adjustments and eliminations		―	―		(3)	―	(2)	―
Intersegment revenues(1)		(621)	(6)		(709)	(8)	(514)	(6)
Total		$10,036	100%		$9,003	100%	$8,106	100%
INTEREST EXPENSE
SDG&E		$142			$136		$104
SoCalGas		69			66		68
Sempra South American Utilities		34			8		17
Sempra Mexico		20			21		19
Sempra Renewables		13			7		2
Sempra Natural Gas		80			92		60
All other		234			242		235
Intercompany eliminations(2)		(127)			(136)		(138)
Total		$465			$436		$367
INTEREST INCOME
SDG&E	$	―		$	―		$1
SoCalGas		1			1		3
Sempra South American Utilities		22			7		9
Sempra Mexico		9			5		―
Sempra Natural Gas		34			36		27
All other		1			4		7
Intercompany eliminations(2)		(41)			(37)		(26)
Total		$26			$16		$21
DEPRECIATION AND AMORTIZATION
SDG&E		$422	43%		$381	44%	$329	42%
SoCalGas		331	34		309	36	293	38
Sempra South American Utilities		40	4		―	―	―	―
Sempra Mexico		62	6		61	7	53	7
Sempra Renewables		6	1		2	―	1	―
Sempra Natural Gas		103	11		96	11	82	11
All other		12	1		17	2	17	2
Total		$976	100%		$866	100%	$775	100%
INCOME TAX EXPENSE (BENEFIT)
SDG&E		$237			$173		$177
SoCalGas		143			176		144
Sempra South American Utilities		42			―		(13)
Sempra Mexico		48			52		69
Sempra Renewables		(28)			(24)		(6)
Sempra Natural Gas		72			44		28
All other		(120)			(288)		23
Total		$394			$133		$422

SEGMENT INFORMATION (Continued)
(Dollars in millions)
	At December 31 or for the years ended December 31,
	2011		2010		2009
EARNINGS (LOSSES)
SDG&E(3)	$431	32%	$369	52%	$344	31%
SoCalGas(3)	287	22	286	40	273	24
Sempra South American Utilities	425	32	69	10	69	6
Sempra Mexico	205	15	138	20	164	15
Sempra Renewables	7	―	9	1	(8)	(1)
Sempra Natural Gas	115	9	71	10	39	4
All other	(139)	(10)	(233)	(33)	238	21
Total	$1,331	100%	$709	100%	$1,119	100%
ASSETS
SDG&E	$13,555	41%	$12,077	40%	$10,229	36%
SoCalGas	8,475	25	7,986	26	7,287	26
Sempra South American Utilities	2,981	9	796	3	695	2
Sempra Mexico	2,914	9	2,846	10	2,309	8
Sempra Renewables	1,210	4	599	2	350	1
Sempra Natural Gas	5,738	17	6,132	20	5,533	19
All other	538	2	1,898	6	3,008	11
Intersegment receivables	(2,162)	(7)	(2,103)	(7)	(910)	(3)
Total	$33,249	100%	$30,231	100%	$28,501	100%
EXPENDITURES FOR PROPERTY, PLANT & EQUIPMENT
SDG&E	$1,831	64%	$1,210	59%	$955	50%
SoCalGas	683	24	503	24	480	25
Sempra South American Utilities	110	4	―	―	―	―
Sempra Mexico	16	―	15	1	77	4
Sempra Renewables	248	9	123	6	10	1
Sempra Natural Gas	157	6	207	10	386	20
All other	4	―	4	―	4	―
Intercompany eliminations(4)	(205)	(7)	―	―	―	―
Total	$2,844	100%	$2,062	100%	$1,912	100%
GEOGRAPHIC INFORMATION
Long-lived assets:
United States	$21,398	85%	$19,843	87%	$19,859	88%
Mexico	2,196	9	2,217	10	1,954	9
South America	1,542	6	705	3	780	3
Total	$25,136	100%	$22,765	100%	$22,593	100%

Revenues:
United States	$8,135	81%	$8,118	90%	$7,476	92%
South America	1,080	11	1	―	1	―
Mexico	821	8	884	10	629	8
Total	$10,036	100%	$9,003	100%	$8,106	100%
(1)		Revenues for reportable segments include intersegment revenues of:
$6 million, $53 million, $300 million and $262 million for 2011, $6 million, $44 million, $327 million and $332 million for 2010, and $7 million, $43 million, $354 million and $110 million for 2009 for SDG&E, SoCalGas, Sempra Mexico and Sempra Natural Gas, respectively.
(2)		Prior year amounts have been revised to present amounts after eliminations between Parent and corporate entities.
(3)		After preferred dividends.
(4)		Amount represents elimination of intercompany sale of El Dorado power plant in 2011, as discussed in Note 14.